Schedule of future restoration of mining properties (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Begining balance	$ 22,654	$ 24,291
Revisions in estimated cash flows and changes in assumptions	1,540	(3,884)
Accretion expense		250
Accretion expense	465	402
Translation adjustment	370	1,595
Revisions in estimated cash flows and changes in assumptions	(1,540)	3,884
Ending balance	$ 21,949	$ 22,654